Core Deposit Intangible Assets - Core Deposit Intangible and Related Accumulated Amortization (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill And Core Deposit Intangibles [Line Items]
Net carrying amount	$ 504
Core Deposits [Member]
Goodwill And Core Deposit Intangibles [Line Items]
Gross carrying amount	1,251	$ 1,251	$ 1,251
Accumulated amortization	(747)	(622)	(492)
Net carrying amount	$ 504	$ 629	$ 759